RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Related Party Transactions
Note 7. RELATED PARTY TRANSACTIONS

The Company utilizes space provided by the majority shareholder.  Rent expense for the six months ended March 31, 2013 and 2012 was $0.

The Company does not have an employment contract with its key employee, the Chief Executive.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

The Company utilizes space provided by the majority shareholder. Rent expense for the years ended September 30, 2012 and 2011 was $0.

The Company does not have an employment contract with its key employee, the Chief Executive.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.